	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments	December 31, 2023 (unaudited)
		Shares	Value
97.58%	DEBT SECURITIES
27.10%	ASSET BACKED BONDS
	American Credit Acceptance Receivables
	Trust 11/15/2027 1.340% 144A . . . . .	1,000,000	$967,090
	American Credit Acceptance Receivables
	Trust 02/14/2028 1.820% 144A . . . . .	480,000	463,268
	American Credit Acceptance Receivables
	Trust 12/14/2026 1.310% 144A . . . . .	22,854	22,811
	American Credit Acceptance Receivables
	Trust 06/13/2028 4.850% 144A . . . .	900,000	881,401
	American Credit Acceptance Receivables
	Trust 06/13/2028 4.410% 144A . . . . .	1,622,294	1,612,930
	Aqua Finance Trust 07/17/2046
	1.900% 144A . . . . . . . . . . . .	350,675	326,123
	Arivo Acceptance Auto Loan Receivables
	Trust 05/15/2028 3.930% 144A . . . .	376,097	369,187
	Arivo Acceptance Auto Loan Receivables
	Trust 03/15/2029 9.840% 144A . . . .	500,000	516,048
	Avid Automobile Receivables Trust
	12/15/2027 7.350% 144A . . . . . . . . . . . . . . .	600,000	600,269
	Avis Budget Rental Car Funding AESOP
	LLC 03/20/2026 2.650% 144A . . . .	1,800,000	1,737,598
	Carmax Auto Owner Trust
	10/15/2027 1.550% . . . . . . . . . .	250,000	233,564
	Carmax Auto Owner Trust
	04/16/2029 8.080% . . . . . . . . .	1,000,000	1,042,064
	Carvana Auto Receivables Trust
	03/10/2028 2.900% 144A . . . . . . .	99,904	92,709
	Carvana Auto Receivables Trust
	12/11/2028 2.310% 144A . . . . . . . .	71,719	70,751
	Carvana Auto Receivables Trust
	12/11/2028 4.130% 144A . . . . . . . .	450,000	435,643
	Carvana Auto Receivables Trust
	04/10/2028 5.080% . . . . . . . . .	2,000,000	1,965,768
	Carvana Auto Receivables Trust
	03/10/2028 1.070% . . . . . . . . .	182,163	170,584
	Carvana Auto Receivables Trust
	04/12/2027 6.360% 144A . . . . . . .	723,218	724,866

1

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
Carvana Auto Receivables Trust
03/10/2028 0.970% . . . . . . . .	.	253,415	$240,214
COMM Mortgage Trust 09/15/2033
7.835%^ 144A
(ICE LIBOR USD 1 Month + 2.177%) . .	.	55,000	35,999
Connecticut Avenue Securities Trust
04/25/2042 8.337%^ 144A
(ICE LIBOR USD 1 Month + 2.277%) .	. .	1,000,000	1,017,567
Connecticut Avenue Securities Trust
09/25/2042 7.837%^ 144A
((CME Term SOFR 1 Month + 0.046%) +
2.277%) . . . . . . . . . . . . .	. .	416,698	423,944
CPS Auto Trust 10/15/2029 7.140% 144A	. .	900,000	871,447
CPS Auto Trust 08/15/2028 5.190% 144A	.	1,800,000	1,759,340
CPS Auto Trust 11/15/2030 10.720% 144A	.	300,000	317,694
Credit Acceptance Auto Loan Trust
05/15/2030 1.000% 144A . . . . .	. .	1,146,417	1,130,820
Drive Auto Receivables Trust
10/15/2027 0.870% . . . . . . . .	. .	777,227	767,476
DT Auto Owner Trust 11/17/2025
2.550% 144A . . . . . . . . . . .	.	445,223	440,290
DT Auto Owner Trust 06/15/2026
1.470% 144A . . . . . . . . . . .	. .	467,188	462,281
DT Auto Owner Trust 02/16/2027
1.500% 144A . . . . . . . . . . .	.	888,000	846,503
DT Auto Owner Trust 05/17/2027
1.310% 144A . . . . . . . . . . .	. .	800,000	743,876
Exeter Automobile Receivables
06/15/2028 3.020% . . . . . . . .	.	1,130,000	1,069,692
Exeter Automobile Receivables Trust
03/17/2025 3.710% 144A . . . . . .	.	71,315	71,243
Exeter Automobile Receivables Trust
10/15/2029 6.340% 144A . . . . . .	.	787,500	730,111
Exeter Automobile Receivables Trust
07/17/2028 4.560% . . . . . . . .	.	483,750	469,160
Exeter Automobile Receivables Trust
12/15/2026 4.860% . . . . . . . .	.	1,072,000	1,067,354
Federal Home Loan Mortgage Corp.
05/15/2027 3.000% . . . . . . . .	.	1,294,481	42,673

2

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
Federal Home Loan Mortgage Corp.
01/25/2042 8.737%^ 144A
(United States 30 Day Average SOFR +
3.400%) . . . . . . . . . . . .	. . .	100,000	$99,597
Federal Home Loan Mortgage Corp.
01/25/2042 7.837%^ 144A
(United States 30 Day Average SOFR +
2.500%) . . . . . . . . . . . .	. .	100,000	99,815
Federal Home Loan Mortgage Corp.
05/25/2042 7.537%^ 144A
(United States 30 Day Average SOFR +
2.200%) . . . . . . . . . . . .	. .	1,449,889	1,470,258
Federal Home Loan Mortgage Corp.
06/25/2042 12.087%^ 144A
(United States 30 Day Average SOFR +
6.750%) . . . . . . . . . . . .	. . .	1,000,000	1,114,217
Federal Home Loan Mortgage Corp.
06/25/2043 7.337%^ 144A
(United States 30 Day Average SOFR +
2.000%) . . . . . . . . . . . .	. .	694,452	700,443
Federal Home Loan Mortgage Corp.
05/25/2043 7.337%^ 144A
(United States 30 Day Average SOFR +
2.000%) . . . . . . . . . . . .	. .	704,005	710,767
Federal Home Loan Mortgage Corp.
04/25/2043 7.437%^ 144A
(United States 30 Day Average SOFR +
2.100%) . . . . . . . . . . . .	. . .	1,297,297	1,317,539
Federal Home Loan Mortgage Corp.
03/25/2042 8.837%^ 144A
(United States 30 Day Average SOFR +
3.500%) . . . . . . . . . . . .	. .	500,000	517,710
Federal National Mortgage Assoc.
12/25/2041 7.237%^ 144A
(United States 30 Day Average SOFR +
1.900%) . . . . . . . . . . . .	. . .	250,000	250,390
Federal National Mortgage Assoc.
02/25/2046 0.164% . . . . . . .	. .	17,520,209	45,255
Federal National Mortgage Assoc.
01/25/2031 9.702%^
(ICE LIBOR USD 1 Month + 4.250%)	. .	534,000	578,286
Federal National Mortgage Assoc.
02/25/2047 0.114% . . . . . . .	. . .	17,504,095	36,986
3

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
Federal National Mortgage Assoc.
11/25/2046 0.114% . . . . . . . . .	.	25,898,925	$50,995
Federal National Mortgage Assoc.
08/25/2042 3.500% . . . . . . .	. .	406,109	55,446
Federal National Mortgage Assoc.
12/25/2032 2.000% . . . . . . . .	.	86,456	78,833
Federal National Mortgage Assoc.
07/25/2043 7.037%^ 144A
(United States 30 Day Average SOFR +
1.700%) . . . . . . . . . . . . .	. .	357,577	359,047
Federal National Mortgage Assoc.
04/25/2043 7.837%^ 144A
(United States 30 Day Average SOFR +
2.500%) . . . . . . . . . . . . .	.	679,799	690,465
Federal National Mortgage Assoc.
01/25/2043 7.637%^ 144A
(United States 30 Day Average SOFR +
2.300%) . . . . . . . . . . . . .	.	390,245	399,509
Federal National Mortgage Assoc.
06/25/2043 7.237%^ 144A
(United States 30 Day Average SOFR +
1.900%) . . . . . . . . . . . . .	. .	399,528	402,362
Federal National Mortgage Assoc.
07/25/2042 7.887%^ 144A
(United States 30 Day Average SOFR +
2.550%) . . . . . . . . . . . . .	.	794,928	815,272
First Investors Auto Owner Trust
01/15/2027 2.030% 144A . . . . . .	.	494,449	485,830
First Investors Auto Owner Trust
06/15/2029 5.410% 144A . . . . . .	.	500,000	462,744
Foursight Capital Automobile Recei Trust
05/15/2028 3.070% 144A . . . . .	. .	400,000	372,599
GLS Auto Receivables Trust 07/15/2027
4.310% 144A . . . . . . . . . . .	. .	725,000	713,210
GLS Auto Receivables Trust 05/15/2025
2.960% 144A . . . . . . . . . . .	.	23,782	23,747
Government National Mortgage Assoc.
10/20/2052 5.000% . . . . . . . .	.	945,182	934,433
GS Mortgage Securities Trust
09/10/2047 4.162% . . . . . . . .	. .	500,000	486,828

4

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
Harvest SBA Loan Trust 06/25/2047
7.800%^ 144A
(ICE LIBOR USD 1 Month + 2.150%)	. . .	527,821	$506,708
Hertz Vehicle Financing LLC 12/26/2025
2.050% 144A . . . . . . . . .	. . .	200,000	192,488
JPMBB Commercial Mortgage Sec Trust
05/15/2048 3.342% . . . . . .	. . .	188,483	183,336
Lad Auto Receivables Trust
04/15/2030 6.850% 144A . . . .	. . .	484,000	485,660
Lad Auto Receivables Trust
08/17/2026 1.300% 144A . . . .	. . .	379,765	375,138
LAD Auto Receivables Trust
06/15/2027 5.930% 144A . . . .	. . .	382,934	383,205
Lendbuzz Securitization Trust
12/15/2028 7.500% 144A . . . .	. . .	400,000	405,490
Libra Solutions LLC 02/15/2035
7.000% 144A . . . . . . . . .	. . .	122,198	122,070
Lobel Automobile Receivables
04/16/2029 7.590% 144A . . . .	. . .	365,839	368,208
Lobel Automobile Receivables Trust
07/15/2026 6.970% 144A . . . .	. . .	444,864	445,698
Newtek Small Business Loan Trust
02/25/2044 7.950%^ 144A
(ICE LIBOR USD 3 Month +1.754%)	. . .	347,887	344,838
Pagaya AI Debt Selection Trust
03/15/2030 6.060% 144A . . . .	. . .	584,954	583,733
Prestige Auto Receivables Trust
02/15/2028 1.530% 144A . . . .	. . .	550,400	524,025
Provident Funding Mortgage Trust
04/25/2051 2.500% 144A . . . .	. . .	822,108	673,229
Research-Driven Pagaya Motor
03/25/2032 7.540% 144A . . . .	. . .	225,000	226,236
Santander Consumer Auto Receiv Trust
10/15/2025 0.330% 144A . . . .	. . .	18,168	18,139
Santander Drive Auto Receivables
09/15/2027 1.330% . . . . . . .	. . .	800,000	764,278
Santander Retail Auto Lease Trust
11/20/2025 1.410% 144A . . . . .	. . .	520,000	509,908
Santander Drive Auto Receivables Trust
04/17/2028 2.560% . . . . . .	. . .	500,000	486,720
5

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
Santander Drive Auto Receivables Trust
03/16/2026 5.870% . . . . . . . .	.	1,026,476	$1,026,658
Santander Drive Auto Receivables Trust
11/16/2026 1.640% . . . . . . . . .	.	23,048	22,650
SCF Equipment Trust LLC 08/21/2028
0.830% 144A . . . . . . . . . . .	.	142,445	140,364
SCF Equipment Trust LLC 11/20/2031
3.790% 144A . . . . . . . . . . .	.	500,000	456,210
Seashine Holding, LLC 05/20/2025
6.000% 144A . . . . . . . . . . .	.	1,099,619	1,070,930
Sequoia Mortgage Trust 04/25/2050
3.000% 144A . . . . . . . . . . .	.	168,539	161,611
SoFi Consumer Loan Program Trust
09/25/2030 1.300% 144A . . . . .	. .	583,127	577,045
Spruce Hill Mortgage Loan Trust
01/28/2050 2.521% 144A . . . . . .	.	160,910	160,159
Towd Point HE Trust 02/25/2063
6.875% 144A . . . . . . . . . . .	.	313,783	320,998
Tricolor Auto Securitization Trust
08/15/2025 4.710% 144A . . . . . .	.	485,000	482,849
Tricolor Auto Securitization Trust
06/15/2028 13.450% 144A . . . . .	.	400,000	416,728
Trinity Rail Leasing LP 10/18/2049
2.390% 144A . . . . . . . . . . .	.	163,785	155,667
United Auto Credit Securitization Trust
11/10/2028 5.000% 144A . . . . . .	.	650,000	593,902
United Auto Credit Securitization Trust
04/10/2029 10.000% 144A . . . . .	.	400,000	365,831
Upstart Structured Pass Through
11/15/2030 7.010% 144A . . . . . .	. .	374,229	374,440
USASF Receivables LLC
04/15/2025 3.980% 144A . . . . .	. .	568,673	545,192
USASF Receivables LLC
03/15/2027 9.350% 144A . . . . .	. .	1,191,250	1,190,808
Velocity Commercial Capital
11/25/2053 7.670% 144A . . . . . .	.	198,938	203,906
Veros Auto Receivables Trust
07/16/2029 7.230% 144A . . . . . .	.	1,350,000	1,327,352
Veros Auto Receivables Trust
11/15/2028 7.120% 144A . . . . . .	. .	418,636	420,247
6

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued		December 31, 2023 (unaudited)
			Shares	Value
	Verus Securitization Trust 11/25/2059
	3.192% 144A . . . . . . . . . . .	. .	283,446	$277,139
	WAMU Mortgage Pass-Through
	10/25/2045 6.190%^
	(ICE LIBOR USD 1 Month + 0.360%)	. .	458,066	423,619
	Westlake Automobile Receivable
	01/15/2026 2.760% 144A . . . . .	. .	894,300	890,117
	Westlake Automobile Receivable
	03/15/2027 3.490% 144A . . . . .	. .	324,800	313,152
	Westlake Automobile Receivables
	01/15/2027 6.230% 144A . . . . .	. .	800,000	804,357
	Winwater Mortgage Loan Trust
	01/20/2046 3.778% 144A . . . . .	. .	140,767	131,998
	X-Caliber Funding LLC 11/01/2024
	8.600%^ 144A
	(CME Term SOFR 1 Month + 3.250%)	. .	800,000	$801,305
27.10%	TOTAL ASSET BACKED BONDS			$59,267,282
	(Cost: $59,772,092)
34.16%	CORPORATE BONDS
6.39%	COMMUNICATION SERVICES
	Alliant Energy Finance LLC 03/01/2032
	3.600% 144A . . . . . . . . . .	. .	1,000,000	877,182
	AMN Healthcare, Inc. 10/01/2027
	4.625% 144A . . . . . . . . . .	. .	90,000	85,162
	ASB Bank Ltd. 10/22/2031 2.375% 144A	. .	2,000,000	1,632,134
	Avolon Holdings Funding Ltd.
	11/18/2027 2.528% 144A . . . . .	. .	1,000,000	885,840
	Bellsouth Telecommunications
	06/01/2028 6.375% . . . . . . .	. .	500,000	517,110
	Blackstone Private Credit Fund
	12/15/2026 2.625% . . . . . . .	. .	250,000	226,467
	Can-Pack SA/Canpack US LLC
	11/15/2029 3.875% 144A . . . . .	. .	500,000	428,560
	Charter Comm Opt LLC
	02/01/2034 6.650% . . . . . . .	. .	1,000,000	1,054,483
	Ciena Corp. 01/31/2030 4.000% 144A .	. .	100,000	91,006
	7

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
	Shares	Value
Corning, Inc. 03/15/2037 4.700% . . . . .	200,000	$190,970
Domtar Corp. 10/01/2028 6.750% 144A . .	100,000	90,372
Factset Research Systems
03/01/2027 2.900% . . . . . . . . .	250,000	234,083
Hughes Satellite Systems
08/01/2026 5.250% . . . . . . . . .	500,000	439,986
Korn Ferry International 12/15/2027
4.625% 144A . . . . . . . . . . . .	500,000	481,842
Macquarie Group Ltd. 06/21/2028
4.098% 144A . . . . . . . . . . . .	2,000,000	1,920,546
Michael Kors USA, Inc. 11/01/2024
4.250% 144A . . . . . . . . . . . .	600,000	586,500
Nissan Motor Co. 09/17/2030 4.810% 144A .	1,000,000	934,907
PRA Health Sciences, Inc. 07/15/2026
2.875% 144A . . . . . . . . . . . .	90,000	84,099
Qorvo, Inc. 12/15/2024 1.750% . . . . . .	500,000	479,726
SBL Holdings, Inc. 11/13/2026 5.125% 144A .	400,000	376,570
SLM Corp. 10/29/2025 4.200% . . . . .	90,000	87,300
Smithfield Foods, Inc. 10/15/2030
3.000% 144A . . . . . . . . . . . .	1,000,000	820,922
Societe Generale SA 03/28/2024
3.875% 144A . . . . . . . . . . . .	500,000	497,602
Sprint LLC 06/15/2024 7.125% . . . . . .	450,000	451,952
Targa Resources Partners LP
03/01/2030 5.500% . . . . . . . . .	500,000	499,910
		13,975,231
4.77% CONSUMER DISCRETIONARY
Allison Transmission, Inc. 10/01/2027
4.750% 144A . . . . . . . . . . . .	450,000	434,821
AutoNation, Inc. 03/01/2032 3.850% . . .	1,000,000	888,556
AutoNation, Inc. 08/01/2031 2.400% . . .	1,000,000	801,568
BorgWarner, Inc. 02/15/2029 7.125% . . .	400,000	433,498
Brunswick Corp. 08/01/2027 7.125% . . .	1,314,000	1,367,651
Ford Motor Company 10/01/2028 6.625% .	450,000	473,969
General Motors Financial Co.
01/08/2031 2.350% . . . . . . . . .	250,000	206,667
8

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
	Shares	Value
General Motors Financial Co.
01/12/2032 3.100% . . . . . . . . . .	1,000,000	$851,367
Hasbro, Inc. 07/15/2028 6.600% . . . . .	700,000	730,133
Las Vegas Sands Corp.
08/08/2029 3.900% . . . . . . . . .	500,000	460,704
Lowe’s Companies, Inc.
04/01/2052 4.250% . . . . . . . . .	500,000	423,298
MDC Holdings, Inc. 01/15/2030 3.850% . .	1,000,000	914,434
PVH Corp. 07/10/2025 4.625% . . . . .	1,000,000	980,827
Tapestry, Inc. 11/27/2025 7.050% . . . . .	450,000	459,902
Toll Bros Finance Corp.
03/15/2027 4.875% . . . . . . . . .	1,000,000	994,194
		10,421,589
0.85% CONSUMER STAPLES
Constellation Brands, Inc.
05/01/2030 2.875% . . . . . . . . .	1,000,000	895,674
Quanta Services, Inc. 10/01/2030 2.900% .	1,000,000	877,471
Teva Pharmaceutical Industries Ltd.
05/09/2027 4.750% . . . . . . . . .	100,000	95,750
		1,868,895
4.53% ENERGY
Apache Corp. 12/15/2029 7.750% . . . .	133,000	143,423
Enbridge Energy LP 10/01/2028 7.125% . .	500,000	535,055
Energy Transfer LP 01/15/2024 5.875% . .	900,000	899,795
Energy Transfer LP Perpetual 6.625% . .	400,000	333,996
Enlink Midstream Partner
04/01/2024 4.400% . . . . . . . . .	400,000	396,000
Marathon Petroleum Corp.
09/15/2024 3.625% . . . . . . . . .	540,000	531,533
Occidental Petroleum Corp.
09/01/2025 5.875% . . . . . . . . .	215,000	216,209
Occidental Petroleum Corp.
03/15/2029 7.200% . . . . . . . . .	1,000,000	1,062,410
ONEOK, Inc. 09/01/2029 3.400% . . . .	1,000,000	921,591
Phillips 66 Partners LP 03/01/2028 3.750% .	549,000	483,219
9

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued	December 31, 2023 (unaudited)
	Shares	Value
Pioneer Natural Resource
01/15/2028 7.200% . . . . . . . . . .	1,000,000	$1,073,501
Plains All American Pipeline LP
09/15/2030 3.800% . . . . . . . . .	250,000	230,048
Spectra Energy Partners
03/15/2024 4.750% . . . . . . . . .	400,000	399,211
TransCanada Pipelines Ltd.
06/15/2029 7.700% . . . . . . . . .	850,000	939,125
Valero Energy Corp. 12/01/2031 2.800% . .	1,000,000	848,083
Williams Companies, Inc.
01/15/2025 3.900% . . . . . . . . .	900,000	885,568
		9,898,767
5.68% FINANCIALS
Aircastle Ltd. 05/01/2024 4.125% . . . . .	900,000	892,900
Ally Financial, Inc. 11/01/2031 8.000% . . .	1,000,000	1,095,500
American Express Co. Perpetual 3.550% .	500,000	428,650
Banco Santander SA 12/03/2030 2.749% .	250,000	207,524
Banco Santander SA 03/24/2028 4.175% .	200,000	192,468
Bank of America Corp. Perpetual 4.375% . .	625,000	557,016
Barclays plc 05/16/2029 4.972% . . . . .	250,000	245,418
Blue Owl Capital Corp. 06/11/2028 2.875% .	250,000	219,449
Charles Schwab Corp. Perpetual 5.000% .	500,000	451,384
Citigroup, Inc. 03/31/2031 4.412% . . . . .	250,000	239,111
CNA Financial Corp. 05/15/2024 3.950% .	450,000	446,706
Crown Castle, Inc. 03/15/2027 2.900% . .	250,000	233,788
EPR Properties 04/15/2028 4.950% . . .	360,000	341,288
Fidelity National Information Services, Inc.
08/15/2028 4.500% . . . . . . . . .	1,000,000	973,466
Fifth Third Bancorp 10/27/2025 5.852% . .	600,000	598,360
First Citizens Bancshare Perpetual 9.618% .	500,000	508,637
The Goldman Sachs Group, Inc
Perpetual 4.125% . . . . . . . . . .	500,000	445,276
Keycorp 05/23/2025 3.878% . . . . . .	400,000	391,061
Lloyds Banking Group plc
03/18/2026 3.511% . . . . . . . . . .	450,000	439,468
10

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)
	Shares	Value
LXP Industrial Trust 06/15/2024 4.400% . .	800,000	$791,414
NatWest Group plc 05/18/2029 4.892% . .	500,000	490,840
Societe Generale SA 11/24/2025
4.750% 144A . . . . . . . . . . . .	250,000	244,828
Synchrony Bank 08/22/2025 5.400% . .	400,000	393,993
Transamerica Capital II 12/01/2026
7.650% 144A . . . . . . . . . . . .	675,000	687,759
Truist Financial Corp. Perpetual 5.100% . .	500,000	453,102
Weyerhaeuser Co. 03/09/2033 3.375% . .	500,000	443,818
		12,413,224
2.22% GOVERNMENT
Federal Home Loan Bank		4,855,250
04/20/2029 4.000% . . . . . . . . .	5,000,000
6.54% INDUSTRIALS
Allegion US Holding Co.
10/01/2024 3.200% . . . . . . . . .	550,000	538,924
Avnet, Inc. 06/01/2032 5.500% . . . . .	1,000,000	989,365
Berry Global, Inc. 07/15/2027 5.625% 144A .	500,000	496,268
The Boeing Co 02/15/2040 5.875% . . .	1,000,000	1,035,114
CH Robinson Worldwide, Inc.
04/15/2028 4.200% . . . . . . . . .	1,000,000	969,116
FedEx Corp. 10/17/2048 4.950% . . . . .	1,000,000	948,525
Flowserve Corp. 01/15/2032 2.800% . . .	1,000,000	826,018
Fluor Corp. 09/15/2028 4.250% . . . . .	360,000	340,137
Fortune Brands Innovation
03/25/2052 4.500% . . . . . . . . .	500,000	419,516
Fortune Brands Innovation
03/25/2032 4.000% . . . . . . . . .	500,000	465,737
GATX Corp. 03/30/2027 3.850% . . . . .	324,000	310,424
Hubbell, Inc. 08/15/2027 3.150% . . . . .	600,000	567,889
Masco Corp. 08/15/2032 6.500% . . . .	1,000,000	1,090,290
Oshkosh Corp. 03/01/2030 3.100% . . . .	1,000,000	898,875
Owens Corning 06/01/2030 3.875% . . .	1,000,000	938,009
Ryder System, Inc. 09/01/2025 3.350% . .	1,000,000	970,639
11

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
	Timken Co. 12/15/2028 4.500% . . . . .	500,000	$486,408
	Timken Co. 05/08/2028 6.875% . . . . .	320,000	333,949
	Trimble, Inc. 12/01/2024 4.750% . . . . .	800,000	791,895
	Westrock MWV LLC 02/15/2031 7.950% . .	750,000	873,955
			14,291,053
0.64%	INFORMATION TECHNOLOGY
	CA, Inc. 03/15/2027 4.700% . . . . . . .	600,000	580,088
	Micron Technology, Inc. 02/15/2027 4.185%	250,000	245,206
	MSCI, Inc. 09/01/2030 3.625% 144A . . .	100,000	90,479
	Western Digital Corp. 02/15/2026 4.750% .	500,000	490,509
			1,406,282
0.94%	MATERIALS
	Albemarle Corp. 06/01/2032 5.050% . . .	500,000	487,996
	FMC Corp. 10/01/2026 3.200% . . . . .	600,000	567,589
	Nucor Corp. 05/23/2027 4.300% . . . .	500,000	495,113
	Steel Dynamics, Inc. 12/15/2026 5.000% .	500,000	503,077
			2,053,775
1.60%	UTILITIES
	Eversource Energy 03/01/2032 3.375% . .	1,000,000	884,930
	Exelon Corp. 04/01/2032 7.600% . . . .	1,000,000	1,129,197
	Georgia Power Co. 05/15/2032 4.700% . .	1,000,000	995,871
	Sempra Perpetual 4.875% . . . . . . . .	500,000	489,132
			3,499,130
34.16%	TOTAL CORPORATE BONDS		$74,683,196
	(Cost: $78,304,977)
36.32%	TREASURIES
	US Treasury 02/15/2032 1.875% . . . . .	4,500,000	3,868,772
	US Treasury 02/15/2042 2.375% . . . . .	15,000,000	11,508,990
	US Treasury 02/15/2043 3.875% . . . . .	5,000,000	4,767,190
	12

QUARTERLY REPORT

	CURASSET CAPITAL MANAGEMENT CORE BOND FUND
Schedule of Investments - continued	December 31, 2023 (unaudited)
		Shares	Value
	US Treasury 02/15/2053 3.625% . . . . .	5,000,000	$4,617,190
	US Treasury 04/15/2028 1.250% . . . . .	20,259,945	19,730,755
	US Treasury 05/15/2033 3.375% . . . . .	3,000,000	2,879,064
	US Treasury 05/15/2042 3.250% . . . . .	4,000,000	3,509,376
	US Treasury 05/15/2043 3.875% . . . . .	5,000,000	4,766,405
	US Treasury 05/15/2053 3.625% . . . . .	2,500,000	2,311,328
	US Treasury 08/15/2033 3.875% . . . . .	3,000,000	2,996,250
	US Treasury 09/30/2025 5.000% . . . .	5,000,000	5,050,975
	US Treasury 09/30/2030 4.625% . . . .	6,000,000	6,254,532
	US Treasury 11/15/2031 1.375% . . . . . .	3,720,000	3,088,470
	US Treasury 11/15/2032 4.125% . . . . . .	4,000,000	4,065,936
36.32%	TOTAL TREASURIES . . . . . . . . . . . . . . . . .		79,415,233
	(Cost: $83,505,564)
97.58%	TOTAL DEBT SECURITIES . . . . . . . . . . . . . . .		$213,365,711
	(Cost: $221,582,634)
0.91%	MONEY MARKET FUND
	Federated Government Obligations Fund
	5.230%(B) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,984,351	$1,984,351
	(Cost: $1,984,351)
98.49%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		$215,350,062
	(Cost: $223,566,985)
1.51%	Assets net of liabilities . . . . . . . . . . . . . . . . .		3,316,333
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$218,666,395

^ Rate is determined periodically. Rate shown is the rate as of December 31, 2023

(B)Effective 7 day yield as of December 31,2023 See Notes to Schedule of Investments

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $58,771,811 and is 26.88% of the Fund’s net assets.

13

QUARTERLY REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continued	December 31, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Corporate Bonds . . . .	—	74,683,196	—	74,683,196
Asset Backed Bonds . .	—	59,267,282	—	59,267,282
U.s. Treasury Notes . . .	79,415,233	—	—	79,415,233
Preferred Stocks . . . . . . . .		—	—	—
Money Market Funds . .	1,984,351	—	—	1,984,351
TOTAL INVESTMENTS .	$81,399,584	$133,950,478	$—	$215,350,062

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2023.

At December 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $223,971,982 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . .	$1,649,672
Gross unrealized depreciation . .	(9,866,592)
Net unrealized appreciation . . .	$(8,216,920)
14

QUARTERLY REPORT